Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

June 30, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 311 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 312 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective August 29, 2023. No fees are required in connection with this filing.

The Registrant notes that the Amendment is similar to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001193125-23-054020) and the only material changes are to register existing classes, Class R, Class R4 and Class I3 shares, for Transamerica Inflation Opportunities, an existing series of the Registrant. In accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, the Registrant is requesting selective review of the changes only.

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Funds